Hood River International Opportunity Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 67.3%
COMMUNICATION SERVICES - 1.7%
Entertainment - 0.9%
WildBrain Ltd. (a)	5,931	$15,125

Interactive Media and Services - 0.8%
The Social Chain (a)	303	14,917
TOTAL COMMUNICATION SERVICES		30,042

CONSUMER DESCRETIONARY - 15.3%
Auto Components - 1.7%
Rieter Holding AG	137	30,136

Distributors - 3.4%
Central Automotive (a)	2,217	60,557

Hotels, Restaurants & Leisure - 1.6%
Inspired Entertainment, Inc. (a)	2,550	29,835

Leisure Products - 2.4%
MIPS AB	153	15,388
Snow Peak, Inc. (a)	640	28,235
		43,623
Specialty Retail - 6.2%
Aritzia, Inc. (a)	906	28,841
Fenix Outdoor International (a)	178	29,645
Musti Group OYJ	641	22,943
Samse SA (a)	130	30,569
		111,998
TOTAL CONSUMER DISCRETIONARY		276,149

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Denison Mines Corp. - ADR (a)	11,110	16,331
NexGen Energy Ltd. - ADR (a)	3,304	15,628
		31,959
TOTAL ENERGY		31,959

FINANCIALS - 7.6%
Banks - 4.2%
Western Alliance Bancorp	689	74,977

Capital Markets - 3.4%
Canaccord Genuity Group, Inc. (a)	4,136	45,487
Monex Group, Inc.	2,937	15,438
		60,925
TOTAL FINANCIALS		135,902

HEALTH CARE - 3.4%
Pharmaceuticals - 3.4%
Green Thumb Industries, Inc. (a)	2,247	61,382
TOTAL HEALTH CARE		61,382

INDUSTRIALS - 15.7%
Airlines - 0.8%
Azul SA (a)	732	14,684

Commercial Services & Supplies - 4.1%
GFL Environmental, Inc. - ADR	2,007	74,560

Electrical Equipment - 2.5%
Ushio, Inc.	2,408	45,501

Industrial Conglomerates - 0.9%
Lifco AB	565	15,231

Machinery - 2.3%
Kornit Digital Ltd. - ADR (a)	73	10,566
Precia S.A. (a)	755	30,172
		40,738
Road & Rail - 1.7%
TFI International, Inc. - ADR	293	29,939

Trading Companies & Distributors - 3.4%
AddTech AB	856	15,253
Marubeni Corp.	5,479	45,941
		61,194
TOTAL INDUSTRIALS		281,847

INFORMATION TECHNOLOGY - 17.5%
Electronic Equipment, Instruments & Components - 2.5%
Ibiden Co., Ltd.	538	29,971
Lagercrantz Group AB	1,257	15,062
		45,033
IT Services - 1.6%
WNS Holdings Ltd. - ADR (a)	365	29,857

Semiconductors & Semiconductor Equipment - 5.8%
BE Semiconductor Industries NV	375	29,825
Camtek Ltd. - ADR (a)	729	29,532
Kulicke & Soffa Industries, Inc.	500	29,140
SUSS MicroTec SE (a)	584	15,085
		103,582
Software - 7.6%
Constellation Software, Inc. (a)	9	14,744
Intermap Technologies Corp. (a)	21,050	15,622
NICE Ltd. - ADR (a)	54	15,338
Topicus.com, Inc. (a)	581	61,004
Vitec Software Group AB	554	30,249
		136,957
TOTAL INFORMATION TECHNOLOGY		315,429

MATERIALS - 4.3%
Chemicals - 4.3%
Holland Colours NV (a)	85	15,113
Mitsui Chemicals, Inc.	1,317	44,553
SP Group A/S	309	17,568
TOTAL MATERIALS		77,234
TOTAL COMMON STOCKS (Cost $1,209,108)		1,209,944

CLOSED END FUND - 1.1%
Energy - 1.1%
Sprott Physical Uranium Trust	1,722	19,417
TOTAL CLOSED END FUND (Cost $19,417)		19,417

REITS - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Crombie Real Estate Investment Trust	2,158	29,612
TOTAL REITS (Cost $30,104)		29,612

SHORT-TERM INVESTMENT - 83.4%
MONEY MARKET FUND - 83.4%
First American Treasury Obligations Fund - Class Z, 0.01% (b)	1,500,000	1,500,000
TOTAL SHORT-TERM INVESTMENT (Cost $1,500,000)		1,500,000

TOTAL INVESTMENTS (Cost $2,758,629) - 153.4%		2,758,973
Liabilities in Excess of Other Assets - (53.4)%		(960,493)
TOTAL NET ASSETS - 100.0%		$1,798,480

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
Capital Management LLC.

Country Allocation of Portfolio Assets*
United States	38.1%
Canada	25.2%
Israel	3.7%
Jersey	2.0%
Brazil	1.0%
Short-Term Investments and Other	30.0%

* Percentages represent market value as a percentage of net assets.

Summary of Fair Value Measurements at September 30, 2021 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$30,042	$-	$-	$30,042
Consumer Discretionary	276,149	-	-	276,149
Energy	31,959	-	-	31,959
Financials	135,902	-	-	135,902
Health Care	61,382	-	-	61,382
Industrials	281,847	-	-	281,847
Information Technology	315,429	-	-	315,429
Materials	77,234	-	-	77,234
Total Common Stocks	1,209,944	-	-	1,209,944
REITs	29,612	-	-	29,612
Closed End Fund
Energy	-	19,417	-	19,417
Short-Term Investments	1,500,000	-	-	1,500,000
Total Investments in Securities	$2,739,556	$19,417	$-	$2,758,973